Property and Equipment, net - Interest Cost Capitalized and Depreciation and Amortization Expense for Property and Equipment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Abstract]
Interest cost capitalized	$ 4.9	$ 5.5	$ 4.2
Depreciation and amortization expense for property and equipment	$ 160.2	$ 167.5	$ 144.3